Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary Of Reconciliation of Carrying Amount of Property, Plant And Equipment
i)
Reconciliation of carrying amount

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Cost
At January 1, 2022		62	228	470	39	799
Additions		22	50	65	11	148
Acquisition through business combination	28	1	54	1	11	67
Write-offs/disposal		(1)	(33)	(26)	—	(60)
Effects of movements in exchange rates		(3)	(8)	(6)	(3)	(20)
At December 31, 2022		81	291	504	58	934
Additions		4	24	130	11	169
Write-offs/disposal		(7)	(14)	(50)	(1)	(72)
Effects of movements in exchange rates		*	(4)	8	(1)	3
At December 31, 2023		78	297	592	67	1,034

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Accumulated depreciation and impairment losses
At January 1, 2022		47	67	223	21	358
Depreciation for the year		13	48	58	10	129
Write-offs/disposal		(1)	(23)	(14)	—	(38)
Impairment (reversal) loss of PPE		—	6	(3)	—	3
Effects of movements in exchange rates		(2)	(4)	(2)	(2)	(10)
At December 31, 2022		57	94	262	29	442
Depreciation for the year		12	42	65	9	128
Write-offs/disposal		(6)	(9)	(34)	(1)	(50)
Impairment (reversal) loss of PPE		—	—	*	—	*
Effects of movements in exchange rates		*	(2)	5	(1)	2
At December 31, 2023		63	125	298	36	522
Carrying amounts
At January 1, 2022		15	161	247	18	441
At December 31, 2022		24	197	242	29	492
At December 31, 2023		15	172	294	31	512

* Amount less than $1 million